Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Physical Liquefaction Supply Derivatives [Member] - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net Fair Value Asset	$ 43,000,000
Valuation Technique	Market approach incorporating present value techniques
Significant Unobservable Input	Basis Spread
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Inputs Range	$ (0.703)
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Inputs Range	$ 0.432